TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Nov-12 Page 1 of 3

Payment Determination Statement Number	26
Distribution Date	08-Nov-12
Record Date	07-Nov-12

Dates Covered	From and Including	To and Including
Collections Period	01-Oct-12	31-Oct-12
Accrual Period	09-Oct-12	07-Nov-12
30/360 Days	30
Actual/360 Days	30

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance - Beginning of Period	68,497	$401,085,748.62
Collections of Installment Principal		27,354,476.10
Collections Attributable to Full Payoffs		10,735,525.53
Principal Amount of Repurchases		4,015.81
Principal Amount of Gross Losses		1,495,689.75

Pool Balance - End of Period(EOP)	64,368	$361,496,041.43

Pool Statistics		End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)		$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)		17.21%

Ending Overcollateralization(O/C) Amount		$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)		140.959%
Ending Reserve Account Balance		$10,504,202.58

Net Credit Losses		$515,901.93	Trigger	Compliance?
Net Credit Loss Percentage		1.604%	8.00%	Yes
Cumulative Net Credit Losses		$33,703,876.54
Cumulative Recovery Ratio		51.329%

		$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent		$13,204,550.77	3.653%	2,082
61-90 Days Delinquent		1,325,493.59	0.367%	165
91-120 Days Delinquent		417,525.33	0.115%	47
121 Days or More Delinquent		0.00	0.000%	0
Repossessions		907,315.84	0.251%	100
(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount		$2,650,334.76
60+ Days Delinquency Ratio (3 mos weighted avg.)		0.73740%

		Current Month	Prior Month
Weighted Average A.P.R.		7.514%	7.501%
Weighted Average Remaining Term (months)		16.90	17.57
Weighted Average Seasoning (months)		53.78	52.95

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Nov-12 Page 2 of 3

Cash Sources
Collections of Installment Principal	$27,354,476.10
Collections Attributable to Full Payoffs	10,735,525.53
Principal Amount of Repurchases	4,015.81
Recoveries on Loss Accounts	979,787.82
Collections of Interest	2,625,971.04
Investment Earnings	1.07
Reserve Account Draw	0.00

Total Sources	$41,699,777.37

Cash Uses
Servicer Fee	$334,238.12
Backup Servicer Fee	3,342.38
A Note Interest	17,392.16
First Priority Principal Distribution Amount	0.00
B Note Interest	114,101.63
Second Priority Principal Distribution Amount	0.00
C Note Interest	134,803.33
Third Priority Principal Distribution Amount	0.00
D Note Interest	320,449.07
Fourth Priority Principal Distribution Amount	0.00
Replenish Reserve Fund	0.00
Required Principal Distribution Amount	39,589,707.19
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	1,185,743.49

Total Cash Uses	$41,699,777.37

Administrative Payment
Total Principal and Interest Sources	$41,699,777.37
Investment Earnings in Trust Account	(1.07)
Daily Collections Remitted	(41,699,776.30)
Reserve Account Draw	0.00
Servicer Fee	(334,238.12)
Distribution to Class E Noteholders	(1,185,743.49)

Payment Due to/(from) Trust Account	($1,519,981.61)

O/C Release (Prospectus pg S42)
Pool Balance	$361,496,041.43

Total Securities	$256,454,015.66

Adjusted O/C Amount	$105,042,025.77

Target Overcollateralization Amount	$105,042,025.77

O/C Release Period?	Yes

O/C Release	$1,185,743.49

Current Net Credit Loss Percentage	1.604%

If Net Credit Loss Percentage is	Required O/C %
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%

Current Required O/C%		8.000%

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Nov-12 Page 3 of 3

Notes	Beginning Balance	Ending Balance	Ending Balance per $1000 Face	Principal Payment	Principal per $1000 Face	Interest Payment	Interest $1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-3 318,891,000.00 @ 0.91%	22,934,722.85	0.00	0.0000000	22,934,722.85	71.9202575	17,392.16	0.0545395
Class B 82,983,000.00 @ 1.65%	82,983,000.00	66,328,015.66	799.2964301	16,654,984.34	200.7035699	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$296,043,722.85	$256,454,015.66		$39,589,707.19		$586,746.19

*	Class A-2, A-3, B, C, and D interest is computed on a 30/360 basis.

Manager                                 02-Nov-12

(248) 427-2557                        Date